Commitments (Details Textual) - AUD ($)	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Commitments [Textual]
Rental expenses	$ 89,529	$ 38,917	$ 46,082
Description of lease term	The property lease is a non-cancellable lease with a 3 year term, with rent payable monthly in advance. The minimum lease payments shall be increased by CPI per annum. An option exists to renew the lease at the end of the 3 year term for an additional term of 3 years. The current 3 year lease period expires in December 2021.